Above market acquired charters - Carrying Value (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	$ 100,518
Acquisitions	3,206
Amortization	(7,060)	$ (7,631)
Carrying amount, end of period	96,664
M/V Cape Agamemnon
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	24,100
Amortization	(2,671)
Carrying amount, end of period	21,429
M/V Hyundai Premium
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	15,060
Amortization	(827)
Carrying amount, end of period	14,233
M/V Hyundai Paramount
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	15,189
Amortization	(828)
Carrying amount, end of period	14,361
M/V Hyundai Prestige
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	15,190
Amortization	(844)
Carrying amount, end of period	14,346
M/V Hyundai Privilege
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	15,471
Amortization	(834)
Carrying amount, end of period	14,637
M/V Hyundai Platinum
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	15,508
Amortization	(832)
Carrying amount, end of period	14,676
M/V CMA CGM Magdalena
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	0
Acquisitions	3,206
Amortization	(224)
Carrying amount, end of period	$ 2,982